Share-based payments - Disclosure of Information Concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	658,732	468,668
Granted (in shares)	472,187	403,321
Exercised (in shares)	(160,694)	(172,068)
Forfeited (in shares)	(108,740)	(41,189)
Outstanding, end of period (in shares)	861,485	658,732
Grant date fair value (in CAD per share) | $	$ 83.24	$ 64.75